Capital Stock (Narrative) (Details) (USD $)	0 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended						191 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended						0 Months Ended			1 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2013	Mar. 15, 2010	Sep. 11, 2008	Feb. 02, 2005	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Mar. 27, 2013 Common Stock	Sep. 27, 2012 Common Stock	Jun. 30, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Dec. 31, 2005 Common Stock	Aug. 16, 2011 Common Stock Mineral Property Option Agreement - Mill Bay Ventures Inc.	Jun. 22, 2010 Common Stock Mineral Property Option Agreement - Mill Bay Ventures Inc.	Sep. 29, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Jun. 30, 2013 Shares issuable	Dec. 31, 2012 Shares issuable	Dec. 31, 2008 Shares issuable	Dec. 31, 2007 Shares issuable	Dec. 31, 2006 Shares issuable
Reverse Stock Split	1 for 50 reverse split of the issued and outstanding shares of common stock		one (1) for two thousand (2,000)	one (1) for three hundred (300)
Forward Stock Split		two (2) for one (1)
Shares Issued to Settle Debt, Shares																20,000,000	200,000	20,000,000	200,000		808,435	1,504	7	76			50,000		50,000
Shares Issued to settle debt, Amount							$ 20,000		$ 522,000		$ 332,876	$ 485,805	$ 18,500	$ 67,759		$ 20,000	$ 87,000	$ 200	$ 2		$ 9						$ 435,000		$ 50
Original Debt Amount																	10,000										50,000
Loss On Settlement Of Debt					42,550		42,550		(77,000)						(77,000)				77,000
Shares Issued Price Per Share																										$ 21.50
Shares Issued In Consideration For Acquisition Of Mineral Property, Shares																										100,000
Shares Issued In Consideration For Acquisition Of Mineral Property, Value																20,000										2,150,000
Shares Cancelled, Shares																				(100,000)					100,000			50,000	(50,000)
Shares yet to be Issued, shares																															4,000
Shares yet to be Issued, Value																															$ 60,000